Accounts Receivable (Net Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Billed utility revenue	$ 56,569	$ 53,173
Unbilled utility revenue	33,624	33,590
Other	9,593	10,479
Gross accounts receivable	99,786	97,242
Less allowance for doubtful accounts	4,430	4,321	4,485	4,367
Net accounts receivable	$ 95,356	$ 92,921